Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Carrying Amount of Goodwill	Changes in the carrying amount of goodwill by segment for the years ended December 31, 2023 and 2022 were as follows:
	Acquisition of Fintech	Acquisition of Hengpu	Acquisition of Nami	Total
Balance as of December 31, 2022(i)	4,585,321	6,593,272	12,635,412	23,814,005
Goodwill allowance (ii)	-	(5,488,816)	-	(5,488,816)
Foreign currency translation adjustments	(130,910)	(173,559)	(360,737)	(665,206)
Balance as of December 31, 2023	$4,454,411	$930,897	$12,274,675	$17,659,983
(i)	The goodwill associated with the Fintech Acquisition and Hengpu Acquisition was initially recognized at the acquisition closing date on December 31, 2019. The goodwill associated with the Nami Acquisition and Hengpu Acquisition was initially recognized at the acquisition closing date on May 31, 2020.
(ii)	For the goodwill impairment recognized during the year ended December 31, 2023, the Group recorded $5,488,816 for Hengpu.